INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows (RMB in millions):

	2022	2023

Debt investments	18,128	17,625
Equity investments	32,049	31,717

	50,177	49,342

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2022	2023

Cost	3,792	4,030
Gross Unrealized Gains, including foreign exchange adjustment	352	143
Gross Unrealized Losses, including foreign exchange adjustment	(1,543)	(2,078)
Fair Value	2,601	2,095

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2022	2023

Cost	5,517	5,486
Gross Unrealized Gains, including foreign exchange adjustment	6,958	5,706
Gross Unrealized Losses, including foreign exchange adjustment	(541)	(1,202)

Fair Value	11,934	9,990

Schedule of financial information of investees
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2021	2022	2023

	equity investments	equity investments	equity investments
Operating data:
Revenue	20,482	23,159	30,885
Gross profit	9,490	10,911	17,698
Income/(loss) from operations	430	(1,377)	2,557
Net income/(loss)	392	(3,129)	888
Net (loss)/income attributable to equity method investments	(31)	(788)	983
Add: Equity dilution impact	127	202	89

Equity in income/(loss) of affiliates	96	(586)	1,072

	2021	2022	2023

	equity investments	equity investments	equity investments

Balance sheet data:
Current assets	51,437	48,132	67,149
Long-term assets	51,233	54,308	55,097
Current liabilities	36,344	35,589	54,235
Long-term liabilities	21,708	21,862	19,721
Non-controlling interests	178	217	238